Inventories - Schedule of Inventories (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 122,354	$ 230,742	$ 157,382
Work in progress	11,745	62,150	160,665
Finished goods	29,134	54,639
Total inventories	$ 163,233	$ 347,531	$ 318,047